Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2024
Trade and other payables [abstract]
Schedule of trade and other payables

	2024	2023
	£m	£m
Trade payables	2,786	3,249
Deferred payables	327	404
Customer contributions[1]	34	171
Social security and other taxes	—	240
Contingent consideration	—	19
Other payables²	929	985
	4,076	5,068
1.Relates to amounts received from government-related entities for connecting to our networks, where we have obligations remaining under the contract.
2.Included within other payables are payments due in respect of interconnector excess revenues in accordance with the cap and floor regime constructed by Ofgem (see note 3).